DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Schedule of cash flow hedges and the effective portion of the changes in the fair value of the swaps are recorded in other comprehensive (loss) income

These swaps are designated as cash flow hedges and the effective portion of the changes in the fair value of the swaps are recorded in other comprehensive (loss) income (dollars in millions):

December 31, 2015
Notional Value	Effective Date	Maturity	Fixed Rate	Fair Value
$50	December 2014	April 2017	2.5%	$1 noncurrent liability
50	January 2015	April 2017	2.5%	1 noncurrent liability

December 31, 2014
Notional Value	Effective Date	Maturity	Fixed Rate	Fair Value
$50	January 2010	January 2015	2.8%	less than $1 current liability
50	December 2014	April 2017	2.5%	2 noncurrent liability
50	January 2015	April 2017	2.5%	2 noncurrent liability